Parent Company Only Financial Statements (Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities available-for-sale, at estimated fair value	$ 785,032	$ 1,385,328
ESOP loan receivable	12,882,544	10,306,786
Other assets	14,395	8,837
Total assets	15,623,070	12,722,574
Total liabilities	14,288,743	11,655,757
Total stockholders' equity	1,334,327	1,066,817	967,440	901,279
Total Liabilities and Stockholders' Equity	15,623,070	12,722,574
Parent Company
Cash and due from bank	6,515	7,104
Securities available-for-sale, at estimated fair value	3,910	3,611
Investment in subsidiary	1,243,679	987,596
ESOP loan receivable	33,491	34,592
Other assets	52,974	39,528
Total assets	1,340,569	1,072,431
Total liabilities	6,242	5,615
Total stockholders' equity	1,334,327	1,066,816
Total Liabilities and Stockholders' Equity	$ 1,340,569	$ 1,072,431